Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Kingsbarn Dividend Opportunity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Dividend Opportunity ETF
Class Name	Kingsbarn Dividend Opportunity ETF
Trading Symbol	DVDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$44	0.90%[1]

[1] Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90% [1]
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Kingsbarn Dividend Opportunity ETF (the “Fund”) returned -4.73% for the six-month period of 11/1/2025 to 04/30/2026. The Fund underperformed its broad-based benchmark, the S&P 500® index, which returned 6.03% over the same period. Additionally, the Fund underperformed its secondary indices, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, which returned 9.51% and -1.45%, respectively, during the same period.

What Factors Influenced Performance?

During March and April 2026, the Fund’s investment universe of income-oriented specialty finance sectors, including Mortgage REITs and Business Development Companies, was negatively impacted by heightened geopolitical conflict, rising energy prices, higher inflation expectations, higher long-term interest rates, and increased interest-rate volatility. Additionally, as a more concentrated portfolio than the two secondary indices against which the Fund is benchmarked, the market volatility negatively impacted the performance of the Mortgage REITs and Business Development Companies held by the Fund to a greater extent than realized by the comparable indices.

Market Review

The Fund remained confident that a concentrated portfolio of Agency Residential Mortgage REITs, along with select Commercial Mortgage REITs and Business Development Companies, would deliver attractive total returns as market volatility normalized and investment spreads remained favorable for levered Residential Mortgage-Backed Security investors. The Fund also believed that select Commercial Mortgage REITs continued to trade at meaningful discounts to the value of their underlying assets and represented attractive risk-adjusted return opportunities if commercial real estate markets continued to stabilize.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Kingsbarn Dividend Opportunity ETF	-9.27%	-0.08%
S&P 500® Index	31.05%	25.41%
MVIS US Mortgage REITs Index	17.43%	13.59%
MVIS US Business Development Companies Index	-1.74%	5.98%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MVIS US Mortgage REITs Index tracks the performance of publicly traded mortgage real estate investment trusts (REITs) in the United States, which focus on investing in mortgage-backed securities and other real estate financing instruments.

The MVIS US Business Development Companies Index measures the performance of publicly traded business development companies (BDCs) in the United States, which provide financing to small and mid-sized businesses through loans and equity investments.

Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Performance Inception Date	Nov. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.
Net Assets	$ 3,520,864
Holdings Count	18
Advisory Fees Paid, Amount	$ 14,221
Investment Company, Portfolio Turnover	521.49%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$3,520,864
Number of Holdings	18
Total Net Advisory Fee	$14,221
Portfolio Turnover Rate	521.49%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top 10 Holdings

Ready Capital Corp.	7.09%
Orchid Island Capital, Inc.	6.98%
AGNC Investment Corp.	6.88%
Ares Commercial Real Estate Corp.	6.87%
Prospect Capital Corp.	6.76%
Arbor Realty Trust, Inc.	6.71%
Invesco Mortgage Capital, Inc.	6.65%
New York Mortgage Trust, Inc.	5.02%
OFS Capital Corp.	4.58%
Acres Commercial Realty Corp.	4.57%

Largest Holdings [Text Block]

Top 10 Holdings

Ready Capital Corp.	7.09%
Orchid Island Capital, Inc.	6.98%
AGNC Investment Corp.	6.88%
Ares Commercial Real Estate Corp.	6.87%
Prospect Capital Corp.	6.76%
Arbor Realty Trust, Inc.	6.71%
Invesco Mortgage Capital, Inc.	6.65%
New York Mortgage Trust, Inc.	5.02%
OFS Capital Corp.	4.58%
Acres Commercial Realty Corp.	4.57%

[1]	Annualized.